Stockholder's Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,075,431	3,305,431	2,465,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,270,000	875,000
Stock-based Compensation	$ 279,362	$ 576,498
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested Number	810,000	1,123,334	1,166,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested, Weighted Average Grant Date Fair Value	$ 0.37	$ 0.48	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Option Granted in Fair Value	588,909	653,391
Share-based Compensation Arrangement by Share-based Payment Award, Option Vested in Fair Value	414,098	528,653
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.33	$ 0.75
Option Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	3,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,773,794
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	(31,825,294)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,585,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	410,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	116.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.65%
Stock-based Compensation	279,362	576,498
Unrecognized Share-based Compensation	$ 228,318
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Average Period	2 years 3 months 18 days
Option Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	140,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	490,431
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	58.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.25%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	775,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 2.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested, Weighted Average Grant Date Fair Value	$ 0.4125
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Closing Price	1.25%
Option Plan 2010, Shares, Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	975,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,585,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period	225,000
Option Plan 2010, Shares, Grant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,875,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period	633,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	1,125,000
Option Plan 2010, Shares, Grant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	118.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.37%